Transactions with Related Parties (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Jun. 29, 2018	Dec. 29, 2017	Mar. 07, 2017	Oct. 28, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Promissory note outstanding balance					$ 5,000	$ 5,000
Due to related parties					3,402	2,125
Decrease in due to related parties					1,277	2,672	$ 1,832
Maritime Investors Promissory Note [Member]
Promissory note outstanding balance					5,000	5,000
Promissory note issued				$ 2,500
Expenses for Merger				$ 600
Promissory note maturity date	Mar. 31, 2020	Jun. 15, 2019	Jan. 15, 2019	Jan. 15, 2017
Promissory note, interest rate	4.50%	4.00%		2.75%
Increase in promissory note outstanding balance		The outstanding principal balance increased from $2.5 million to $5.0 million
Interest expense on promissory note					$ 213	70	69
Decrease in due to related parties		$ 2,500
Pyxis Maritime Corporation [Member]
Ship management services per day per vessel					$ 0.325
Charter hire agreement commission rate					1.25%
Management agreements initial term					5 years
Management agreements renewal period					5 years
Head management agreement commencement date					Mar. 23, 2015
Head management agreement maturity date					Mar. 23, 2020
Administration fees payable to related party					$ 1,618	1,600	$ 1,600
Head management agreement, terms and manner of settlement					In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual Administration Fees.
Ship-management and administration fees percentage increase					Effective January 1, 2018 and 2019, the Ship-management Fees and the Administration Fees were increased by 1.12% and 0.62%, respectively in line with the average inflation rate in Greece in 2017 and 2018, respectively.
Pyxis Maritime Corporation [Member] | Vessel Northsea Alpha [Member]
Management agreement expiration date					Dec. 31, 2015
Pyxis Maritime Corporation [Member] | Vessel Northsea Beta [Member]
Management agreement expiration date					Dec. 31, 2015
Pyxis Maritime Corporation [Member] | Pyxis Delta Vessel [Member]
Management agreement expiration date					Dec. 31, 2015
Pyxis Maritime Corporation [Member] | Pyxis Theta Vessel [Member]
Management agreement expiration date					Dec. 31, 2017
Pyxis Maritime Corporation [Member] | Pyxis Epsilon Vessel [Member]
Management agreement expiration date					Dec. 31, 2018
Pyxis Maritime Corporation [Member] | Pyxis Malou Vessel [Member]
Management agreement expiration date					Dec. 31, 2018
Pyxis Maritime Corporation [Member] | While Chartering Services are Subcontracted to North Sea Tankers [Member]
Ship management services per day per vessel					$ 0.160
Pyxis Maritime Corporation [Member] | While Vessel is Under Construction [Member]
Ship management services per day per vessel					$ 0.450
Pyxis Maritime Corporation [Member]
Due to related parties					$ 3,402	$ 2,125